Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. The Company has currently a number of ship management agreements with Technomar under which the ship manager is responsible for all day-to-day ship management, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including monitoring and reporting with respect to European Union Emission Trading System (“EU ETS”) compliance, EU Allowances (“EUAs”), Fuel EU Maritime (“FEUM”) compliance, and the arrangement and management of dry-docking.

The management fees charged to the Company by Technomar for the six months ended June 30, 2025, amounted to $11,466 (six months ended June 30, 2024: $10,808) and are shown under “Vessels operating expenses-related parties” in the interim unaudited condensed Consolidated Statements of Income. Additionally, as of June 30, 2025, outstanding receivables due from Technomar totaling $843 are presented under “Due from related parties” (December 31, 2024: $342).

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company pursuant to commercial management agreements. The Company’s Executive Chairman is the sole beneficial owner of Conchart. Under the management agreements, Conchart, is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advise the Company on market developments, developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions.

The fees charged to the Company by Conchart for the six months ended June 30, 2025, amounted to $3,719 (six months ended June 30, 2024: $4,317) and are disclosed within “Time charter and voyage expenses-related parties” in the interim unaudited condensed Consolidated Statements of Income. Any outstanding fees due to Conchart are presented in the interim unaudited condensed Consolidated Balance Sheets under "Due to related parties" totalling to $720 and $723, as of June 30, 2025, and December 31, 2024, respectively.

Ship Management Agreements

The Company as per commercial management agreements has agreed to pay to the commercial manager providing for the sale of all vessels and purchase of some vessels, a commission of 1.00% based on the sale and purchase price for any sale and purchase of a vessel, which shall be payable upon request of the commercial manager. The amount of $8,876, as per commercial management agreements, commission of 1.00% payable to the commercial manager based on the purchase price of already acquired vessels, that has been deferred, will be paid upon request of the commercial manager, is presented in the interim unaudited condensed Consolidated Balance Sheets under "Accrued Liabilities".